Fund Summary
Templeton World Fund
Investment Goal
Long-term capital growth.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under ���Your Account��� on page 26 in the Fund's Prospectus and under ���Buying and Selling Shares��� on page 45 of the Fund���s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Templeton World Fund	Class A	Class B		Class C	Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	5.75%	none	[1]	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	4.00%	[1]	1.00%	none
[1]	New or additional investments into Class B are no longer permitted.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Templeton World Fund	Class A	Class B	Class C	Advisor Class
Management Fees (as a percentage of Assets)	0.61%	0.61%	0.61%	0.61%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	none
Other Expenses (as a percentage of Assets):	0.21%	0.21%	0.21%	0.21%
Expenses (as a percentage of Assets)	1.07%	1.82%	1.82%	0.82%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Templeton World Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	678	896	1,131	1,806
Class B	585	873	1,185	1,940
Class C	285	573	985	2,137
Advisor Class	84	262	455	1,014

If you do not sell your shares:
Expense Example, No Redemption Templeton World Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	185	573	985	1,940
Class C	185	573	985	2,137

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16.11% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including emerging markets. Under normal circumstances, the Fund will invest in issuers located in at least three different countries (including the U.S.). The equity securities in which the Fund invests are primarily common stock. Although the investment manager will search for investments across a large number of countries and sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or sectors.

When choosing equity investments for the Fund, the investment manager applies a “bottom-up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the investment manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The investment manager also considers a company’s price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market values of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Generally, stocks have historically outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments typically are greater in less developed countries or emerging market countries.

Value Style Investing

A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Focus

To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q2'03	19.81%
Worst Quarter:	Q4'08	-19.25%
As of September 30, 2011, the Fund's year-to-date return was -12.13%.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges) For the periods ended December 31, 2010
Average Annual Total Returns Templeton World Fund	Label	1 Year	5 Years	10 Years
MSCI World Index		12.34%	2.99%	2.82%
Class A	Return Before Taxes	1.79%	1.38%	4.06%
Class A After Taxes on Distributions		1.68%	0.60%	3.25%
Class A After Taxes on Distributions and Sales		1.62%	1.30%	3.48%
Class B		3.12%	1.49%	4.04%
Class C		6.19%	1.82%	3.89%
Advisor Class		8.26%	2.82%	4.80%

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Templeton Foreign Fund
Investment Goal
Long-term capital growth.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under ���Your Account��� on page 28 in the Fund's Prospectus and under ���Buying and Selling Shares��� on page 45 of the Fund���s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Templeton Foreign Fund	Class A	Class B		Class C	Class R	Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	5.75%	none	[1]	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	4.00%	[1]	1.00%	none	none
[1]	New or additional investments into Class B are no longer permitted.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Templeton Foreign Fund	Class A	Class B	Class C	Class R	Advisor Class
Management Fees (as a percentage of Assets)	0.61%	0.61%	0.61%	0.61%	0.61%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	none
Other Expenses (as a percentage of Assets):	0.31%	0.31%	0.31%	0.31%	0.31%
Expenses (as a percentage of Assets)	1.17%	1.92%	1.92%	1.42%	0.92%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Templeton Foreign Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	687	925	1,182	1,914
Class B	595	903	1,237	2,048
Class C	295	603	1,037	2,243
Class R	145	449	776	1,702
Advisor Class	94	293	509	1,131

If you do not sell your shares:
Expense Example, No Redemption Templeton Foreign Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	195	603	1,037	2,048
Class C	195	603	1,037	2,243

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34.97% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in foreign securities, which may include emerging markets. Under normal market conditions, the Fund invests primarily in the equity securities of such foreign companies located outside the U.S. The equity securities in which the Fund invests are primarily common stock. Although the investment manager will search for investments across a large number of countries and sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or sectors.

When choosing equity investments for the Fund, the investment manager applies a “bottom-up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the investment manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The investment manager also considers a company’s price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market values of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Generally, stocks have historically outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments typically are greater in less developed countries or emerging market countries.

Value Style Investing

A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Focus

To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q2'09	28.36%
Worst Quarter:	Q4'08	-24.25%
As of September 30, 2011, the Fund's year-to-date return was -15.47%.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges) For the periods ended December 31, 2010
Average Annual Total Returns Templeton Foreign Fund	Label	1 Year	5 Years	10 Years
MSCI EAFE Index		8.21%	2.94%	3.94%
Class A	Return Before Taxes	2.26%	3.03%	5.24%
Class A After Taxes on Distributions		2.27%	1.10%	3.99%
Class A After Taxes on Distributions and Sales		2.11%	2.55%	4.47%
Class B		3.84%	3.30%	5.25%
Class C		6.72%	3.48%	5.08%
Class R		8.25%	4.00%	5.60%
Advisor Class		8.87%	4.52%	6.13%

Historical performance for Class R shares prior to its inception is based on the performance of Class A shares. Class R performance has been adjusted to reflect differences in sales charges and 12b-1 expenses between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2011
Registrant Name	dei_EntityRegistrantName	TEMPLETON FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000225930
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 1, 2012
Prospectus Date	rr_ProspectusDate	Jan 1, 2012
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Templeton World Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under ���Your Account��� on page 26 in the Fund's Prospectus and under ���Buying and Selling Shares��� on page 45 of the Fund���s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16.11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.11%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including emerging markets. Under normal circumstances, the Fund will invest in issuers located in at least three different countries (including the U.S.). The equity securities in which the Fund invests are primarily common stock. Although the investment manager will search for investments across a large number of countries and sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or sectors.

When choosing equity investments for the Fund, the investment manager applies a “bottom-up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the investment manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The investment manager also considers a company’s price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including emerging markets.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market values of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Generally, stocks have historically outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments typically are greater in less developed countries or emerging market countries.

Value Style Investing

A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Focus

To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) DIAL BEN/342-5236
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	franklintempleton.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	Q2'03	19.81%
Worst Quarter:	Q4'08	-19.25%
As of September 30, 2011, the Fund's year-to-date return was -12.13%.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges) For the periods ended December 31, 2010
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Templeton World Fund | MSCI World Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.34%
5 Years	rr_AverageAnnualReturnYear05	2.99%
10 Years	rr_AverageAnnualReturnYear10	2.82%
Templeton World Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.61%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	678
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	896
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,131
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,806
Annual Return 2001	rr_AnnualReturn2001	(8.10%)
Annual Return 2002	rr_AnnualReturn2002	(12.15%)
Annual Return 2003	rr_AnnualReturn2003	33.38%
Annual Return 2004	rr_AnnualReturn2004	15.63%
Annual Return 2005	rr_AnnualReturn2005	11.67%
Annual Return 2006	rr_AnnualReturn2006	20.89%
Annual Return 2007	rr_AnnualReturn2007	8.49%
Annual Return 2008	rr_AnnualReturn2008	(39.52%)
Annual Return 2009	rr_AnnualReturn2009	32.61%
Annual Return 2010	rr_AnnualReturn2010	7.99%
Year to Date Return, Label	rr_YearToDateReturnLabel	As of September 30, 2011, the Fund's year-to-date return was -12.13%.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.25%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.79%
5 Years	rr_AverageAnnualReturnYear05	1.38%
10 Years	rr_AverageAnnualReturnYear10	4.06%
Templeton World Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.68%
5 Years	rr_AverageAnnualReturnYear05	0.60%
10 Years	rr_AverageAnnualReturnYear10	3.25%
Templeton World Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.62%
5 Years	rr_AverageAnnualReturnYear05	1.30%
10 Years	rr_AverageAnnualReturnYear10	3.48%
Templeton World Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[1]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.61%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	585
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	873
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,185
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,940
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	185
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	573
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	985
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,940
1 Year	rr_AverageAnnualReturnYear01	3.12%
5 Years	rr_AverageAnnualReturnYear05	1.49%
10 Years	rr_AverageAnnualReturnYear10	4.04%
Templeton World Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.61%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	285
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	573
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	985
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,137
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	185
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	573
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	985
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,137
1 Year	rr_AverageAnnualReturnYear01	6.19%
5 Years	rr_AverageAnnualReturnYear05	1.82%
10 Years	rr_AverageAnnualReturnYear10	3.89%
Templeton World Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.61%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	262
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	455
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,014
1 Year	rr_AverageAnnualReturnYear01	8.26%
5 Years	rr_AverageAnnualReturnYear05	2.82%
10 Years	rr_AverageAnnualReturnYear10	4.80%
Templeton Foreign Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under ���Your Account��� on page 28 in the Fund's Prospectus and under ���Buying and Selling Shares��� on page 45 of the Fund���s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34.97% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.97%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in foreign securities, which may include emerging markets. Under normal market conditions, the Fund invests primarily in the equity securities of such foreign companies located outside the U.S. The equity securities in which the Fund invests are primarily common stock. Although the investment manager will search for investments across a large number of countries and sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or sectors.

When choosing equity investments for the Fund, the investment manager applies a “bottom-up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the investment manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The investment manager also considers a company’s price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets in foreign securities, which may include emerging markets.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market values of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Generally, stocks have historically outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments typically are greater in less developed countries or emerging market countries.

Value Style Investing

A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Focus

To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) DIAL BEN/342-5236
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	franklintempleton.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	Q2'09	28.36%
Worst Quarter:	Q4'08	-24.25%
As of September 30, 2011, the Fund's year-to-date return was -15.47%.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges) For the periods ended December 31, 2010
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Historical performance for Class R shares prior to its inception is based on the performance of Class A shares. Class R performance has been adjusted to reflect differences in sales charges and 12b-1 expenses between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Templeton Foreign Fund | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.21%
5 Years	rr_AverageAnnualReturnYear05	2.94%
10 Years	rr_AverageAnnualReturnYear10	3.94%
Templeton Foreign Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.61%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.31%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	687
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	925
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,182
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,914
Annual Return 2001	rr_AnnualReturn2001	(7.92%)
Annual Return 2002	rr_AnnualReturn2002	(8.64%)
Annual Return 2003	rr_AnnualReturn2003	30.51%
Annual Return 2004	rr_AnnualReturn2004	18.14%
Annual Return 2005	rr_AnnualReturn2005	10.63%
Annual Return 2006	rr_AnnualReturn2006	19.93%
Annual Return 2007	rr_AnnualReturn2007	17.24%
Annual Return 2008	rr_AnnualReturn2008	(46.09%)
Annual Return 2009	rr_AnnualReturn2009	49.73%
Annual Return 2010	rr_AnnualReturn2010	8.50%
Year to Date Return, Label	rr_YearToDateReturnLabel	As of September 30, 2011, the Fund's year-to-date return was -15.47%.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.25%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.26%
5 Years	rr_AverageAnnualReturnYear05	3.03%
10 Years	rr_AverageAnnualReturnYear10	5.24%
Templeton Foreign Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.27%
5 Years	rr_AverageAnnualReturnYear05	1.10%
10 Years	rr_AverageAnnualReturnYear10	3.99%
Templeton Foreign Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	2.55%
10 Years	rr_AverageAnnualReturnYear10	4.47%
Templeton Foreign Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[1]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.61%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.31%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	595
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	903
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,237
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,048
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	195
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	603
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,037
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,048
1 Year	rr_AverageAnnualReturnYear01	3.84%
5 Years	rr_AverageAnnualReturnYear05	3.30%
10 Years	rr_AverageAnnualReturnYear10	5.25%
Templeton Foreign Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.61%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.31%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	295
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	603
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,037
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,243
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	195
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	603
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,037
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,243
1 Year	rr_AverageAnnualReturnYear01	6.72%
5 Years	rr_AverageAnnualReturnYear05	3.48%
10 Years	rr_AverageAnnualReturnYear10	5.08%
Templeton Foreign Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.61%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.31%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	145
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	449
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	776
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,702
1 Year	rr_AverageAnnualReturnYear01	8.25%
5 Years	rr_AverageAnnualReturnYear05	4.00%
10 Years	rr_AverageAnnualReturnYear10	5.60%
Templeton Foreign Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.61%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.31%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,131
1 Year	rr_AverageAnnualReturnYear01	8.87%
5 Years	rr_AverageAnnualReturnYear05	4.52%
10 Years	rr_AverageAnnualReturnYear10	6.13%

[1]	New or additional investments into Class B are no longer permitted.